Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories
12)	INVENTORIES
Inventories are valued using the lower of cost or net realizable value. The weighted average cost of inventories includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Inventory balances are subject to impairment. When an impairment situation arises, the inventory balance is adjusted to its net realizable value against “Cost of sales.” Advances to suppliers of inventory are presented as part of other current assets.
As of December 31, 2023 and 2022, the consolidated balances of inventories were summarized as
follows:

		2023	2022
Materials and spare parts	$	537	563
Finished goods		461	406
Raw materials		370	329
Work-in-process		330	284
Inventory in transit		91	87

	$	1,789	1,669

For the years ended December 31, 2023, 2022 and 2021, Cemex recognized within “Cost of sales” in the statements of income, inventory impairment losses of $7, $10 and $4, respectively.